H&N ACQUISITION (Details) (10-Q) (H and N [Member], USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
Sep. 30, 2013
Business Acquisition [Line Items]
Cash to be paid	$ 2.0
Annual base salary to founder	0.2
Maximum annual eligible bonus to be paid to founder	0.3
Equity fund raising, minimum	$ 7.5
Minimum [Member]
Business Acquisition [Line Items]
Common stock issuable (in shares)	187,500
Maximum [Member]
Business Acquisition [Line Items]
Common stock issuable (in shares)	237,500